TANGIBLE FIXED ASSETS - Acquisition of DPN LLC (Details) - DPN LLC Inc £ in Thousands, shares in Millions	Dec. 31, 2022 shares	Mar. 08, 2021 GBP (£) a EquityInstruments shares
TANGIBLE FIXED ASSETS
Area of land acquired (in acres) | a		160
Option to purchase further land (in acres) | a		157
Number of shares issued and allotted (in shares) | EquityInstruments		3,497,817
Consideration transferred in shares in asset acquisition, acquisition-date fair value		£ 3,600
Share based payment		3,521
Contingent consideration to be settled in shares		8,659
Total		12,180
Tangible fixed assets (Asset under construction)		12,180
Total		£ 12,180
Maximum
TANGIBLE FIXED ASSETS
Number of shares issuable upon achievement of certain contractual milestones (in shares) | shares	8.6	8.6